UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 20 Horseneck Lane
         Greenwich, CT  06830

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Andrew David

Title: General Counsel

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Andrew David         Greenwich, Connecticut              November 14, 2007
------------------        ----------------------              -----------------
   Andrew David               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 42 Items

Form 13F-HR Information Table Value Total: $865,219.00 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------                      --------  --------------       ----------  ------------ ------ ---------- -------- ------------
ACTIVISION INC	                 004930202   COM NEW	             21590     1000000	 SH 	DEFINED	  N/A	    SHARED
ALPHA NATURAL RESOURCES INC	 02076X102   COM	             15332	660000	 SH	DEFINED	  N/A       SHARED
ALPHA NATURAL RESOURCES INC	 02076X102   COM	              2200	 10000	 CALL	DEFINED	  N/A	    SHARED
ALUMINUM CORP OF CHINA LTD	 022276109   SPON ADR H SHS	     11905	170000	 SH	DEFINED	  N/A	    SHARED
AMERICA MOVIL SAB DE CV	         02364W105   SPON ADR L SHS	     22400	350000	 SH	DEFINED	  N/A	    SHARED
AMERISTAR CASINOS INC	         03070Q101   COM	             13526	481365	 SH	DEFINED	  N/A	    SHARED
APPLE COMPUTER INC	         037833100   COM	             38368	250000	 SH	DEFINED	  N/A	    SHARED
ARCADIA RESOURCES INC	         039209101   COM	              7690     9377647	 SH	DEFINED	  N/A	    SHARED
BALLY TECHNOLOGIES INC	         05874B107   COM	             33131	935100	 SH	DEFINED	  N/A	    SHARED
BALLY TECHNOLOGIES INC	         05874B107   COM	               410	  1000	 CALL	DEFINED	  N/A	    SHARED
BIOVAIL CORP	                 09067J109   COM	              6740	388000	 SH	DEFINED	  N/A	    SHARED
BROADCOM CORP	                 111320107   CL A	             14576	400000	 SH	DEFINED	  N/A	    SHARED
CISCO SYSTEMS INC	         17275R102   COM	             34786     1050000	 SH	DEFINED	  N/A	    SHARED
CVS CAREMARK CORPORATION	 126650100   COM	            108982     2750000	 SH	DEFINED	  N/A	    SHARED
EMC CORP/MASSACHUSETTS	         268648102   COM	             10400	500000	 SH	DEFINED	  N/A	    SHARED
FEDERAL NATL MTG ASSN	         313586109   COM	             50168	825000	 SH	DEFINED	  N/A	    SHARED
FOCUS MEDIA HOLDING-ADR	         34415V109   SPONSORED ADR	     26109	450000	 SH	DEFINED	  N/A	    SHARED
FORD CAP TRST II	         345395206   PFD TR CV6.5%	       664	 17600	 SH	DEFINED	  N/A	    SHARED
GOOGLE INC-CL A	                 38259P508   CL A	             28364	 50000	 SH	DEFINED	  N/A	    SHARED
ICICI BANK LTD	                 45104G104   ADR	             24515	465000	 SH	DEFINED	  N/A	    SHARED
INTEL CORP	                 458140100   COM	             36204     1400000	 SH	DEFINED	  N/A       SHARED
KOHLS CORP.	                 500255104   COM	               460	  4000	 PUT	DEFINED	  N/A	    SHARED
MARVELL TECHNOLOGY GROUP LTD	 G5876H105   ORD	             21281     1300000	 SH	DEFINED	  N/A	    SHARED
MASTERCARD INC-CLASS A	         57636Q104   CL A	             50902	344000	 SH	DEFINED	  N/A	    SHARED
NATIONAL COAL CORP	         632381208   COM NEW	              3885     1585849	 SH	DEFINED	  N/A	    SHARED
NAVIOS MARITIME HOLDINGS INC	 Y62196103   COM	             10578	805000	 SH	DEFINED	  N/A	    SHARED
NORFOLK SOUTHERN CORP	         655844108   COM	             25955	500000	 SH	DEFINED	  N/A	    SHARED
NVIDIA CORP	                 67066G104   COM	             18120	500000	 SH	DEFINED	  N/A	    SHARED
OM GROUP INC	                 670872100   COM	             31147	589800	 SH	DEFINED	  N/A	    SHARED
QUALCOMM INC	                 747525103   COM	             25356	600000	 SH	DEFINED	  N/A	    SHARED
ROCKWELL COLLINS INC	         774341101   COM	             14608	200000	 SH	DEFINED	  N/A	    SHARED
SEAGATE TECHNOLOGY	         G7945J104   SHS	             12790	500000	 SH	DEFINED	  N/A	    SHARED
SHANDA INTERACTIVE ENTER-ADR	 81941Q203   SPONSORED ADR	     26026	700000	 SH	DEFINED	  N/A	    SHARED
SHAW GROUP INC	                 820280105   COM	             14525	250000	 SH	DEFINED	  N/A	    SHARED
SOHU.COM INC	                 83408W103   COM	              7542	200000	 SH	DEFINED	  N/A	    SHARED
SPIRIT AEROSYSTEMS HOLD-CL A	 848574109   COM CL A	              7788	200000	 SH	DEFINED	  N/A	    SHARED
SUNTECH POWER HOLDINGS CO LTD	 86800C104   ADR	             19950	500000	 SH	DEFINED	  N/A	    SHARED
TAKE-TWO INTERACTIVE SOFTWARE	 874054109   COM	             20496     1200000	 SH	DEFINED	  N/A	    SHARED
THERMO FISHER SCIENTIFIC INC.	 883556102   COM	             13564	235000	 SH	DEFINED	  N/A	    SHARED
THORNBURG MORTGAGE INC	         885218107   COM	              7974	620541	 SH	DEFINED	  N/A	    SHARED
TRANSMERIDIAN EXPLORATION INC	 89376N108   COM	             11210     5389427	 SH	DEFINED	  N/A	    SHARED
UNION PACIFIC CORP	         907818108   COM	             13002	115000	 SH	DEFINED	  N/A	    SHARED

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